financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 7,783	$ 6,156
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	2,621	869
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	4,383	4,319
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	731	790
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 48	$ 178